UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2012

Date of reporting period:  November 30, 2011

Item 1. Schedule of Investments.

Schedule of Investments
Performance Trust Municipal Bond Fund
November 30, 2011 (Unaudited)

	Principal
	Amount	Value

MUNICIPAL BONDS - 88.60%
Arizona - 2.64%
Pima County Industrial Development Authority
6.625%, 07/01/2031	200,000	200,032
California - 11.26%
City of Highland, CA
5.125%, 09/01/2024	125,000	123,209
City of San Buenaventura, CA
8.000%, 12/01/2026	125,000	140,576
City of Turlock, CA
5.000%, 10/15/2022	100,000	95,551
City of Yucaipa, CA
5.000%, 9/01/2026	200,000	196,710
El Dorado Union High School District
0.000% Coupon, 6.968% Effective Yield, 12/01/2028 (a)	60,000	20,666
Merced Union High School Districy
0.000% Coupon, 6.564% Effective Yield, 08/01/2031 (a)	250,000	71,378
National City Community Development Commission
5.750%, 08/01/2021	100,000	104,978
Ridgecrest Redevelopment Agency
5.375%, 06/30/2024	100,000	100,891
		853,959
Colorado - 1.33%
Denver Convention Center Hotel Authority
5.250%, 12/01/2022	100,000	101,071
District of Columbia - 2.08%
District of Columbia
6.250%, 10/01/2032	150,000	157,435
Florida - 6.92%
Citizens Property Insurance Corp.
5.500%, 06/01/2016	30,000	33,367
City of Lakeland, FL
5.000%, 11/15/2025	100,000	101,881
Escambia County Health Facilities Authority
5.500%, 08/15/2024	130,000	131,963
Lee County Industrial Development Authority/FL
5.000%, 11/01/2025	150,000	155,781
Palace Coral Gables Community Development District
5.000%, 05/01/2032	100,000	102,112
		525,104
Georigia - 3.03%
City of Atlanta, GA
5.500%, 11/01/2027	35,000	38,683
Effingham County Development Authority
5.625%, 07/01/2018	120,000	120,469
Main Street Natural Gas, Inc.
5.000%, 03/15/2017	65,000	70,670
		229,822
Illinois - 6.90%
Illinois Finance Authority
5.750%, 05/15/2031	150,000	134,929
State of Illinois
5.000%, 01/01/2019	20,000	22,356
Village of Franklin Park, IL
6.250%, 07/01/2030	200,000	231,352
Railsplitter Tobacco Settlement Authority
6.000%, 06/01/2028	100,000	105,319
Regional Transportation Authority
6.000%, 06/01/2023	25,000	29,485
		523,441
Indiana - 2.70%
Indiana Bond Bank
5.250%, 10/15/2020	95,000	102,312
Indiana Finance Authority
5.500%, 11/15/2026	100,000	102,616
		204,928
Iowa - 3.58%
Iowa Higher Education Loan Authority
5.625%, 10/01/2026	150,000	150,830
Iowa Student Loan Liquidity Corp.
5.300%, 12/01/2023	120,000	120,542
		271,372
Louisiana - 4.05%
Jefferson Parish Hospital Service District No. 1
5.375%, 01/01/2031	100,000	102,338
Jefferson Parish Hospital Service District No. 2
6.250%, 07/01/2031	150,000	152,583
Louisiana Local Government Environmental Facilities & Community Development
6.500%, 08/01/2029	50,000	52,594
Maine - 2.83%		307,515
Maine Health & Higher Educational Facilities Authority
6.000%, 07/01/2026	50,000	50,651
Maine Health & Higher Eductational Facilities Authority
7.500%, 07/01/2032	150,000	164,364
Maryland - 1.57%		215,015
County of Howard, MD
5.250%, 04/01/2027	150,000	119,431
Massachusetts - 1.32%
Massachusetts Development Finance Agency
5.500%, 07/01/2026	100,000	100,365
Michigan - 4.69%
Michigan Finance Authority	250,000	249,965
7.000%, 10/1/2031
Michigan State Building Authority
5.000%, 10/15/2029	100,000	105,655
		355,620
Minnesota - 8.76%
City of West St. Paul, MN
6.750%, 09/01/2031	150,000	150,786
St. Paul Housing & Redevelopment Authority
6.375%, 09/01/2031	150,000	150,900
Tobacco Securitization Auth MN
5.250%, 03/01/2026	350,000	362,597
		664,283
New Hampshire - 1.30%
New Hampshire Health & Education Facilities Authority
5.600%, 10/01/2022	95,000	98,385
New Jersey - 2.74%
New Jersey Economic Development Authority
5.750%, 06/15/2029	100,000	99,452
New Jersey Transportation Trust Fund Authority
5.500%, 06/15/2031	100,000	108,000
		207,452
New York - 4.02%
Suffolk County Economic Development Corp.
5.000%, 07/01/2028	300,000	305,241
Ohio - 3.28%
County of Lucas, OH
5.500%, 08/15/2030	250,000	248,765
Oregeon - 1.40%
State of Oregon Housing & Community Services Department
5.000%, 01/01/2026	100,000	106,369
Pennsylvania - 2.56%
Delaware County Authority
5.000%, 06/01/2023	200,000	194,550
Puerto Rico - 0.69%
Puerto Rico Electric Power Authority
5.250%, 07/01/2027	50,000	51,956
Texas - 4.09%
City of Houston, TX Airport System Revenue
5.000%, 07/01/2025	100,000	103,144
6.500%, 07/15/2030	100,000	98,928
Texas Private Activity Board Surface Transportation Corp.
7.000%, 06/30/2040	100,000	108,148
		310,220
Virginia - 1.05%
Bedford County Economic Development Authority
5.600%, 12/01/2025	80,000	79,992
Wyoming - 3.81%
Teton County Hospital District
5.500%, 12/01/2027	150,000	155,481
Wyoming Community Development Authority
6.250%, 07/01/2031	130,000	133,667
		289,148
TOTAL MUNICIPAL BONDS (Cost $6,585,927)		$6,721,471

SHORT TERM INVESTMENTS - 20.07%
Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio
0.084% (b)	1,522,941	1,522,941
TOTAL SHORT TERM INVESTMENTS (Cost $1,522,941)		$1,522,941

Total Investments (Cost $8,108,868) - 108.67%		8,244,412
Liabilities in Excess of Other Assets - (8.67)%		(657,735)
TOTAL NET ASSETS - 100.00%		$7,586,677

Footnotes

Percentages are stated as a percent of net assets.
(a) Effective yield based on purchase price. The calculation assumes the security is held to maturity.
(b) Variable rate security; the rate shown represents the rate at November 30, 2011.

The cost basis of investments for federal income tax purposes at November 30, 2011 was as follows*:

Cost of investments	$8,108,868
Gross unrealized appreciation	$137,361
Gross unrealized depreciation	$(1,817)
Net unrealized appreciation	$135,544

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at November 30, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment in Securities - Assets:
Municipal Bonds	$-	$6,721,471	$-	$6,721,471
Total Investment in Securities - Assets	-	6,721,471	-	6,721,471

Short-Term Investments	1,522,941	-	-	1,522,941

Total Investments	$1,522,941	$6,721,471	$-	$8,244,412

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2011
The Fund did not hold any Level 3 securities throughout the period.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2011.

Schedule of Investments
Performance Trust Total Return Bond Fund
November 30, 2011 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.48%
Residential Asset Mortgage Products, Inc.
4.980%, 08/25/2034	$135,648	$128,602
TOTAL ASSET BACKED SECURITIES (Cost $129,883)		$128,602

MORTGAGE BACKED SECURITIES - 52.35%
Banc of America Alternative Loan Trust
2005-5, 6.000%, 06/25/2035	404,474	289,333
5.750%, 12/25/2035	522,000	385,572
Banc of America Funding Corp
2007-5, 6.500%, 07/25/2037	436,772	416,277
Bear Stearns Asset Backed Securities Trust
A-1, 4.500%, 07/25/2033	89,283	87,526
Chaseflex Trust
2005-2, 5.500%, 06/25/2035	30,000	18,462
2006-2, 6.170%, 09/25/2036	250,000	175,568
2006-2, 6.340%, 09/25/2036	500,000	354,521
Citicorp Mortgage Securities Inc.
5.500%, 02/25/2026	154,552	147,634
5.750%, 06/25/2036	462,531	423,183
Citicorp Mortgage Securities, Inc.
5.750%, 06/25/2036	130,796	115,469
Citimortgage Alternative Loan Trust
5.500%, 10/25/2021	247,751	232,813
Countrywide Alternative Loan Trust
2005-21CB, 5.250%, 06/25/2035	472,000	367,377
2005-40CB, 5.500%, 10/25/2035	180,888	140,080
2005-J10, 5.500%, 10/25/2035	124,789	101,727
2005-49CB, 5.500%, 11/25/2035	701,476	502,568
2005-52CB, 5.500%, 11/25/2035	296,000	212,995
2005-J13, 5.500%, 11/25/2035	476,983	390,612
2005-73CB, 6.250%, 01/25/2036	434,000	361,049
2006-32CB, 5.500%, 11/25/2036	694,545	494,022
Countrywide Home Loan Mortgage Pass Through Trust
2005-20, 5.250%, 12/25/2027	185,557	165,308
2004-HYB5, 3.018%, 04/20/2035	702,464	446,537
2005-16, 5.000%, 09/25/2035	62,000	49,091
2005-27, 5.500%, 12/25/2035	170,735	132,519
Credit Suisse First Boston Mortgage Securities Corp.
2004-7, 5.250%, 10/25/2019	122,411	123,763
2005-10, 5.750%, 11/25/2035	170,000	138,737
Credit Suisse Mortgage Capital Certificates
2006-8, 5.500%, 10/25/2021	330,314	266,577
2006-3, 6.000%, 04/25/2036	351,000	256,675
2006-4, 7.000%, 05/25/2036	371,916	190,235
2007-3, 5.500%, 04/25/2037	349,454	304,263
2007-5, 5.000%, 08/25/2037	387,889	357,299
Deutsche ALT-A Securities Inc. Alternate Loan Trust
6.000%, 10/25/2021	488,194	395,637
First Horizon Alternative Mortgage Securities
2006-FA6, 5.750%, 11/25/2021	133,082	122,567
First Horizon Asset Securities Inc.
2006-1, 6.000%, 05/25/2036	346,157	311,233
GSAA Trust
2006-6, 5.689%, 03/25/2036	138,312	62,308
GSR Mortgage Loan Trust
2005-1F, 6.000%, 01/25/2035	90,253	89,559
Indymac Index Mortgage Loan Trust
2005-AR1, 2.583%, 03/25/2035	143,549	110,212
2005-AR19, 5.148%, 10/25/2035	285,839	199,102
JP Morgan Alternative Loan Trust
2005-S1, 5.000%, 12/25/2035	158,504	120,348
2005-S1, 5.500%, 12/25/2035	474,611	370,278
2006-S2, 6.050%, 05/25/2036	158,021	118,656
JP Morgan Mortgage Trust
2006-A2, 2.747%, 08/25/2034	179,506	166,315
2005-S3, 5.750%, 01/25/2036	380,219	368,027
Lehman Mortgage Trust
2006-2, 6.449%, 04/25/2036	223,147	214,474
Lehman XS Trust
2005-1, 1.686%, 07/25/2035	313,515	226,340
2005-6, 5.420%, 11/25/2035	585,958	546,301
Mastr Seasoned Securities Trust
2005-2, 4.217%, 10/25/2032	271,287	219,931
Merrill Lynch Mortgage Investors, Inc.
2005-A5, 2.622%, 06/25/2035	268,967	216,726
Morgan Stanley Mortgage Loan Trust
2-A, 2.952%, 01/25/2035	81,770	54,239
Nomura Asset Acceptance Corp. 2005-ap2 A-5
A-5, 4.976%, 05/25/2035	305,557	254,937
RAAC Series
6.000%, 09/25/2034	684,192	661,875
Residential Accredit Loans, Inc.
6.000%, 09/25/2035	51,506	34,737
Residential Asset Securitization Trust
5.500%, 10/25/2035	627,800	409,747
WaMu Mortgage Pass Through Certificates
2004-S2, 6.000%, 06/25/2034	139,414	134,043
Washington Mutual Alternative Mortgage Pass-Through Certificates
2005-1, 5.500%, 03/25/2035	750,000	603,854
2005-4, 5.500%, 06/25/2035	148,022	119,806
2005-9, 5.500%, 11/25/2035	100,000	64,698
Washinton Mutual Alternative Mortgage Pass-Through Certificates
2005-5, 5.500%, 07/25/2035	269,221	240,931
TOTAL MORTGAGE BACKED SECURITIES (Cost $14,109,328)		$14,084,673

MUNICIPAL BONDS - 33.29%
Florida - 3.16%
State of Florida
5.000%, 06/01/2028	750,000	849,060
Illinois - 9.52%
Chicago Park District
5.000%, 01/01/2029	250,000	267,340
Chicago Transit Authority
5.250%, 12/01/2031	500,000	526,610
DuPage & Cook Counties Community Unit School District No. 205 Elmhurst
5.250%, 01/01/2025	300,000	320,580
Lake County Community Consolidated School District No. 50 Woodland
5.625%, 01/01/2026	335,000	382,915
5.750%, 01/01/2030	480,000	537,552
State of Illinois
7.500%, 06/15/2015	305,000	361,861
Village of Schaumburg, IL
5.000%, 12/01/2027	155,000	165,125
		2,561,983
Indiana - 3.06%
Carmel Redevelopment Authority
5.000%, 02/01/2024	370,000	381,455
Franklin Community Multi-School Building Corp.
5.000%, 01/10/2023	400,000	442,876
		824,331
New Jersey - 2.18%
New Jersey Transportation Trust Fund Authority
5.750%, 06/15/2025	500,000	585,575
Rhode Island - 3.25%
State of Rhode Island
5.500%, 08/01/2027	750,000	875,310
South Carolina - 3.45%
South Carolina State Public Service Authority
5.375%, 01/01/2028	825,000	927,193
Texas - 8.67%
Burleson Independent School District
5.000%, 08/01/2030	670,000	745,904
Harris County Flood Control District
5.250%, 10/01/2021	225,000	252,614
North East Independent School District/TX
5.000%, 02/01/2020	500,000	565,445
North Texas Tollway Authority
5.000%, 09/01/2029	720,000	769,767
		2,333,730
TOTAL MUNICIPAL BONDS (Cost $8,612,777)		$8,957,182

SHORT-TERM INVESTMENTS - 12.20%
First American Treasury Obligations Fund
0.005% (a)	3,282,511	3,282,511
TOTAL SHORT-TERM INVESTMENTS (Cost $3,282,511)		$3,282,511

Total Investments (Cost $26,134,499) - 98.32%		26,452,968
Other Assets in Excess of Liabilities - 1.68%		450,714
TOTAL NET ASSETS - 100.00%		$26,903,682

Footnotes

Percentages are stated as a percent of net assets.
(a) Variable rate security; the rate shown represents the rate at November 30, 2011.

The cost basis of investments for federal income tax purposes at November 30, 2011 was as follows*:

Cost of investments	$26,134,499
Gross unrealized appreciation	$730,970
Gross unrealized depreciation	$(412,501)
Net unrealized appreciation	$318,469

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at November 30, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment in Securities - Assets:
Asset Backed Securities	$-	$128,602	$-	$128,602
Mortgage Backed Securities	-	14,084,673	$-	14,084,673
Municipal Bonds	-	8,957,182	-	8,957,182
Total Investment in Securities - Assets	-	23,170,457	-	23,170,457

Short-Term Investments	3,282,511	-	-	$3,282,511

Total Investments	$3,282,511	$23,170,457	$-	$26,452,968

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2011
The Fund did not hold any Level 3 securities throughout the period.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)       /s/ Joseph Neuberger
                                                       Joseph Neuberger, President

Date      January 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Joseph Neuberger
                                                        Joseph Neuberger, President

Date      January 18, 2012

By (Signature and Title)*     /s/ John Buckel
                                                        John Buckel, Treasurer

Date      January 18, 2012

* Print the name and title of each signing officer under his or her signature.